Entity-Wide Information	12 Months Ended
Dec. 31, 2020
Entity-Wide Information [Abstract]
Entity-Wide Information

Note 14 - Entity-Wide Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Asia Pacific	137,555	115,925	98,468
United States	9,847	10,388	13,227
Europe	8,457	7,706	11,479

	155,859	134,019	123,174